PROPERTY, EQUIPMENT AND SOFTWARE (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, equipment and software
Less: accumulated depreciation and amortization			¥ (532,570,330)		¥ (772,268,598)
Total net book value	$ 857,692,349		5,220,626,461		5,555,959,499
Depreciation	$ 39,514,396	¥ 255,966,352	173,786,973	¥ 110,494,928
Building
Property, equipment and software
Original value			1,928,090,705		5,048,349,531
Computer equipment
Property, equipment and software
Original value			350,022,706		534,734,639
Website-related equipment
Property, equipment and software
Original value			246,791,832		377,457,565
Furniture and fixtures
Property, equipment and software
Original value			86,013,103		125,609,830
Software
Property, equipment and software
Original value			76,484,726		101,444,245
Leasehold improvements
Property, equipment and software
Original value			51,638,809		129,401,013
Construction in progress
Property, equipment and software
Original value			¥ 3,014,154,910		¥ 11,231,274